Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2021

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	119,140	—	119,140

As of December 31, 2022

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Short‑term investments — Wealth management products	—	42,270	—	42,270
Long-term investments- Fair value option		66,470		66,470

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 years
Office furniture and equipment	3 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Online advertising services	172,811	214,722	221,620
Enterprise value‑added services
Integrated marketing	133,599	1,342	6,639
Online/offline events	26,992	32,127	15,475
Consulting	32,622	36,867	43,200
Advertisement agent services	—	3,696	7,326
Revenue for Enterprise value‑added services	193,213	74,032	72,640
Subscription services
Institutional investor subscription services	16,036	25,490	27,095
Enterprise subscription services	361	94	423
Individual subscription services	4,343	2,441	719
Revenue for Subscription services	20,740	28,025	28,237
Total revenue	386,764	316,779	322,497